Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Accounts receivable and interest receivable	$ (108)	$ (5,765)	$ 46,637
Pool receivable from affiliates	(38,137)	27,448	12,951
Due from affiliates	18,371	32,801	1,557
Prepaid expenses and other current assets	2,313	(6,267)	(3,098)
Accounts payable and accrued liabilities	(26,821)	27,473	(45,235)
Due to affiliates	(3,606)	(12,735)	(47,432)
Deferred revenue	1,718	2,039	(2,324)
Other	0	(8,443)	1,999
Change in operating assets and liabilities	$ 30,004	$ 1,655	$ (60,847)